Shareholder Report	12 Months Ended	86 Months Ended
	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Financial Trust
Entity Central Index Key	0000708191
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Advisor Equity Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class A
Trading Symbol	FIAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 43	0.81%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2025 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 MSCI U.S. IM High Dividend Yield Index $10,000 Russell 3000® Value Index $10,000 Russell 3000® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Dividend Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class M
Trading Symbol	FIAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 57	1.06%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2025 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 MSCI U.S. IM High Dividend Yield Index $10,000 Russell 3000® Value Index $10,000 Russell 3000® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Dividend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class C
Trading Symbol	FIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 83	1.56%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.56%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2025 through November 30, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 MSCI U.S. IM High Dividend Yield Index $10,000 Russell 3000® Value Index $10,000 Russell 3000® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Dividend Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class I
Trading Symbol	FIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 30	0.56%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2025 through November 30, 2025. Initial investment of $10,000. Class I $10,000 MSCI U.S. IM High Dividend Yield Index $10,000 Russell 3000® Value Index $10,000 Russell 3000® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Dividend Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class Z
Trading Symbol	FIAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 24	0.45%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 29, 2025 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 MSCI U.S. IM High Dividend Yield Index $10,000 Russell 3000® Value Index $10,000 Russell 3000® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 29, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund
Trading Symbol	FEQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Equity Dividend Income Fund $10,000 $11,160 $12,791 $12,956 $14,519 $14,630 $17,322 $19,006 $19,525 $24,654 $25,897 MSCI U.S. IM High Dividend Yield Index $10,000 $11,301 $13,424 $14,129 $15,578 $15,527 $18,777 $20,034 $19,453 $25,426 $27,061 Russell 3000® Value Index $10,000 $11,259 $12,915 $13,254 $14,687 $14,922 $18,342 $18,700 $18,887 $24,498 $26,215 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Equity Dividend Income Fund 5.04% 12.10% 9.98% MSCI U.S. IM High Dividend Yield Index 6.43% 11.75% 10.47% Russell 3000® Value Index 7.01% 11.93% 10.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Dividend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Dividend Income Fund
Class Name	Fidelity® Equity Dividend Income Fund Class K
Trading Symbol	FETKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within communication services, where our picks in media & entertainment hurt most. Also hurting our result were stock picks in industrials and materials.
•The biggest individual relative detractor was an overweight in Comcast (-36%). This period we decreased our stake in Comcast. The company was one of our largest holdings this period. The second-largest relative detractor was our stake in UnitedHealth Group (-45%). Another notable relative detractor this period was avoiding JPMorgan Chase, a benchmark component that gained 28%.
•In contrast, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology, primarily within the technology hardware & equipment industry. Security selection in energy also boosted the fund's relative performance. Also helping our relative result were security selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The top individual relative contributor was an overweight in Western Digital (+231%). This was a position we established this period. A second notable relative contributor was our non-benchmark stake in Seagate Technology Holdings (+185%). This was an investment we established this period. Another notable relative contributor was our non-benchmark stake in GSK (+46%).
•Notable changes in positioning include higher allocations to the industrials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class K $10,000 $11,172 $12,817 $12,995 $14,578 $14,700 $17,421 $19,139 $19,672 $24,860 $26,129 MSCI U.S. IM High Dividend Yield Index $10,000 $11,301 $13,424 $14,129 $15,578 $15,527 $18,777 $20,034 $19,453 $25,426 $27,061 Russell 3000® Value Index $10,000 $11,259 $12,915 $13,254 $14,687 $14,922 $18,342 $18,700 $18,887 $24,498 $26,215 Russell 3000® Index $10,000 $10,831 $13,243 $13,975 $16,140 $19,210 $24,270 $21,648 $24,378 $32,784 $37,239 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 5.10% 12.19% 10.08% MSCI U.S. IM High Dividend Yield Index 6.43% 11.75% 10.47% Russell 3000® Value Index 7.01% 11.93% 10.12% Russell 3000® Index 13.59% 14.15% 14.05% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,643,157,501	$ 7,643,157,501
Holdings Count | shares	122	122
Advisory Fees Paid, Amount	$ 34,508,044
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$7,643,157,501
Number of Holdings	122
Total Advisory Fee	$34,508,044
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Health Care 13.9 Industrials 11.7 Consumer Staples 11.6 Information Technology 11.1 Utilities 6.9 Communication Services 6.1 Energy 5.9 Materials 4.7 Real Estate 2.7 Consumer Discretionary 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.4 United Kingdom 1.9 Taiwan 1.3 France 0.9 Canada 0.6 Korea (South) 0.5 Netherlands 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 United Kingdom - 1.9 Taiwan - 1.3 France - 0.9 Canada - 0.6 Korea (South) - 0.5 Netherlands - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Merck & Co Inc 2.9 Shell PLC ADR 2.8 Alphabet Inc Class A 2.5 US Bancorp 2.5 Travelers Companies Inc/The 2.4 Procter & Gamble Co/The 2.2 Cigna Group/The 2.2 Exelon Corp 2.2 M&T Bank Corp 2.1 Chubb Ltd 2.1 23.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Income Fund merged into Fidelity® Equity Dividend Income Fund on June 6, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Convertible Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity® Convertible Securities Fund
Trading Symbol	FCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Convertible Securities Fund $10,000 $10,113 $11,213 $11,654 $13,873 $18,990 $22,176 $19,561 $20,190 $25,265 $28,623 ICE® BofA® All US Convertibles Index $10,000 $10,661 $12,328 $12,928 $14,807 $20,728 $23,581 $19,804 $20,413 $25,059 $28,507 Bloomberg U.S. Universal Bond Index $10,000 $10,309 $10,715 $10,569 $11,715 $12,577 $12,490 $10,897 $11,109 $11,946 $12,666 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Convertible Securities Fund 13.29% 8.55% 11.09% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.04% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class Z
Trading Symbol	FIQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through November 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,726 $11,588 $15,877 $18,554 $16,386 $16,926 $21,204 ICE® BofA® All US Convertibles Index $10,000 $9,586 $10,980 $15,370 $17,486 $14,685 $15,137 $18,582 Bloomberg U.S. Universal Bond Index $10,000 $9,958 $11,037 $11,850 $11,768 $10,267 $10,466 $11,255 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 13.38% 8.65% 13.02% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.01% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.50% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class M
Trading Symbol	FTCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,702 $10,697 $11,051 $13,077 $17,798 $20,664 $18,135 $18,606 $23,163 $26,101 ICE® BofA® All US Convertibles Index $10,000 $10,661 $12,328 $12,928 $14,807 $20,728 $23,581 $19,804 $20,413 $25,059 $28,507 Bloomberg U.S. Universal Bond Index $10,000 $10,309 $10,715 $10,569 $11,715 $12,577 $12,490 $10,897 $11,109 $11,946 $12,666 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 8.74% 7.19% 10.07% Class M (without 3.50% sales charge) 12.68% 7.96% 10.46% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.04% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class I
Trading Symbol	FICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class I $10,000 $10,111 $11,209 $11,644 $13,863 $18,970 $22,143 $19,531 $20,150 $25,210 $28,554 ICE® BofA® All US Convertibles Index $10,000 $10,661 $12,328 $12,928 $14,807 $20,728 $23,581 $19,804 $20,413 $25,059 $28,507 Bloomberg U.S. Universal Bond Index $10,000 $10,309 $10,715 $10,569 $11,715 $12,577 $12,490 $10,897 $11,109 $11,946 $12,666 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.26% 8.52% 11.06% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.04% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class C
Trading Symbol	FCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.71%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Class C $10,000 $10,009 $10,984 $11,294 $13,307 $18,020 $20,819 $18,175 $18,555 $23,160 $26,158 ICE® BofA® All US Convertibles Index $10,000 $10,661 $12,328 $12,928 $14,807 $20,728 $23,581 $19,804 $20,413 $25,059 $28,507 Bloomberg U.S. Universal Bond Index $10,000 $10,309 $10,715 $10,569 $11,715 $12,577 $12,490 $10,897 $11,109 $11,946 $12,666 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.08% 7.41% 10.09% Class C 12.08% 7.41% 10.09% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.04% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Convertible Securities Fund
Class Name	Fidelity Advisor® Convertible Securities Fund Class A
Trading Symbol	FACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Equities and convertible bonds each achieved a strong gain for the 12 months ending November 30, 2025, extending historically fast rebounds that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, the fund's core allocation to convertible securities rose 16.56% and meaningfully contributed to performance versus the benchmark, the ICE BofA All US Convertibles Index, for the fiscal year.
•By sector, relative performance benefited most from security selection in communication services, information technology and energy.
•The fund's top individual relative contributor was an out-of-benchmark stake in EchoStar (+117%). We reduced exposure to the company the past 12 months. Other notable contributors included a sizable non-benchmark equity allocation to DHT Holdings (+47%) and an overweight in Western Digital (+184%). Both were among the fund's top holdings. Timely ownership of Wolfspeed (-3%) also helped. We notably reduced Wolfspeed this period.
•In contrast, the fund's out-of-benchmark allocation to equities gained 2.53% and detracted from the fund's result versus the benchmark.
•Notable individual detractors this period included an underweight in Wayfair (+87%), positioning in Bloom Energy (+266%) and an underweight in Super Micro Computer (-2%), the latter of which we established this period. An out-of-benchmark equity allocation to Bitmine Immersion Technologies (-46%) also detracted. Bitmine was not held at period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,503 $10,507 $10,885 $12,926 $17,633 $20,530 $18,058 $18,575 $23,185 $26,186 ICE® BofA® All US Convertibles Index $10,000 $10,661 $12,328 $12,928 $14,807 $20,728 $23,581 $19,804 $20,413 $25,059 $28,507 Bloomberg U.S. Universal Bond Index $10,000 $10,309 $10,715 $10,569 $11,715 $12,577 $12,490 $10,897 $11,109 $11,946 $12,666 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 6.45% 6.96% 10.11% Class A (without 5.75% sales charge) 12.95% 8.23% 10.76% ICE® BofA® All US Convertibles Index 13.76% 6.58% 11.04% Bloomberg U.S. Universal Bond Index 6.03% 0.14% 2.39% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,137,191,779	$ 2,137,191,779
Holdings Count | shares	344	344
Advisory Fees Paid, Amount	$ 12,067,037
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,137,191,779
Number of Holdings	344
Total Advisory Fee	$12,067,037
Portfolio Turnover	89%

Holdings [Text Block]	A 1.7 BBB 8.8 BB 1.2 B 0.3 CCC,CC,C 0.7 Not Rated 65.6 Equities 19.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 1.7 BBB - 8.8 BB - 1.2 B - 0.3 CCC,CC,C - 0.7 Not Rated - 65.6 Equities - 19.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.3 Preferred Stocks 11.7 Common Stocks 7.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.3 Preferred Stocks - 11.7 Common Stocks - 7.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 97.9 Canada 0.6 Monaco 0.3 China 0.2 Switzerland 0.2 France 0.2 Israel 0.2 Taiwan 0.2 Zambia 0.1 Australia 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.9 Canada - 0.6 Monaco - 0.3 China - 0.2 Switzerland - 0.2 France - 0.2 Israel - 0.2 Taiwan - 0.2 Zambia - 0.1 Australia - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 2.7 Boeing Co Series A, 6% 2.2 Western Digital Corp 2.1 Strategy Inc 2.1 Super Micro Computer Inc 1.8 Coinbase Global Inc 1.7 Welltower OP LLC 1.5 Wells Fargo & Co Series L, 7.5% 1.5 Cloudflare Inc 1.3 Live Nation Entertainment Inc 1.3 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec